SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET ESTIMATED USEFUL LIVES

Plant and equipment are stated at cost less accumulated depreciation and impairment. Depreciation of property, plant and equipment and are calculated on the straight-line method over their estimated useful lives or lease terms generally as follows:

Classification	Useful Life
Equipment	3 years

Plant and equipment are stated at cost less accumulated depreciation and impairment. Depreciation of property, plant and equipment and are calculated on the straight-line method over their estimated useful lives or lease terms generally as follows:

Classification	Useful Life
Equipment	3 years

SCHEDULE OF COMPUTATION OF BASIC AND DILUTED EARNING PER SHARE

The table below presents the computation of basic and diluted earnings per share for the three months ended March 31, 2022 and 2021:

	For the three months ended March 31, 2022	For the three months ended March 31, 2021
Numerator:
Net loss	$(3,498,152)	$(5,798,578)
Denominator:
Weighted average common shares outstanding—basic	108,753,763	93,330,191
Dilutive common stock equivalents	-	-
Weighted average common shares outstanding—diluted	108,753,763	93,330,191
Net loss per share:
Basic	$(0.03)	$(0.06)
Diluted	$(0.03)	$(0.06)

The table below presents the computation of basic and diluted earnings per share for the year ended December 31, 2021 and for the period from January 2, 2020 (inception) to December 31, 2020:

	For the year ended December 31, 2021	For the period from January 2, 2020 (inception) to December 31, 2020
Numerator:
Net loss	$(22,245,656)	$(2,577,721)
Denominator:
Weighted average common shares outstanding—basic	95,150,297	52,099,680
Dilutive common stock equivalents	-	-
Weighted average common shares outstanding—diluted	95,150,297	52,099,680
Net loss per share:
Basic	$(0.23)	$(0.05)
Diluted	$(0.23)	$(0.05)

SCHEDULE OF ASSETS AND LIABILITIES UNDER FAIR VALUE HIERARCHY

The following table presents the Company’s assets and liabilities required to be reflected within the fair value hierarchy as of March 31, 2022 and December 31, 2021.

	Fair Value	Fair Value Measurements at
	As of	March 31, 2022
Description	March 31, 2022	Using Fair Value Hierarchy
		Level 1	Level 2	Level 3
Derivative liability	$983,630	$-	$-	$983,630

Total	$983,630	$-	$-	$983,630

	Fair Value	Fair Value Measurements at
	As of	December 31, 2021
Description	December 31, 2021	Using Fair Value Hierarchy
		Level 1	Level 2	Level 3
Derivative liability	$513,959	$-	$-	$513,959

Total	$513,959	$-	$-	$513,959

The following table presents the Company’s assets and liabilities required to be reflected within the fair value hierarchy as of December 31 30, 2021 and December 31, 2020.

	Fair Value As of	Fair Value Measurements at
	December 31,	December 31, 2021
Description	2021	Using Fair Value Hierarchy
		Level 1	Level 2	Level 3
Derivative liability	$513,959	$-	$-	$513,959

Total	$513,959	$-	$-	$513,959

	Fair Value As of	Fair Value Measurements at
	December 31,	December 31, 2020
Description	2020	Using Fair Value Hierarchy
		Level 1	Level 2	Level 3
Derivative liability	$304,490	$-	$-	$304,490

Total	$304,490	$-	$-	$304,490